OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2022
OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE [Abstract]
OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE	OTHER CURRENT ASSETS AND ASSETS CLASSIFIED AS HELD FOR SALE
Other Current Assets

	At December 31,
	2022	2021
	(In thousands of US$)
Advances to suppliers & others	211	19
Derivative Financial Assets	1,374	—
Non-income taxes	10,235	7,927
Prepaid expenses	4,862	2,173
Other current assets	16,681	10,119
Assets Classified as Held for Sale

	At December 31,
	2022	2021
	(In thousands of US$)
Buildings, leasehold improvements and hotel assets	3,000	3,000
Assets under construction	1,409	1,409
Impairment adjustment	(1,909)	(1,909)
Non-current assets held for sale	2,500	2,500
The Group decided in the year ended December 31, 2021 to sell certain properties located in the United States which were originally acquired for the expansion of the Group’s operations in the East Coast. The property is made up of land and all its rights, privileges and easements related and certain buildings comprising a hotel property upon the land and all other improvements and structures. An active selling program for the properties with interested parties was in place at the closing date (the year ended December 31, 2021) and the sale was expected to be completed before the end of June 2022.
Finally, in February 2022 the Group entered into a purchase and sale agreement for the sale the property, land and building to a third party, subject to certain conditions as the applicable municipal authorities’ approval of the site plan for redevelopment of the property, among others. The total selling price of the property is $3,000 thousand. The estimated costs needed to sell the property are $500 thousand. At December 31, 2022, the conditions for the sale were not yet met. For that reason, the Company continued to present these assets as Non-current assets held for sale in the Consolidated Statement of Financial Position at year end. No further adjustments to the values were deemed required.
The land and building classified as held for sale during the reporting period 2021 was measured at the lower of its carrying amount and fair value less costs to sell at the time of the reclassification, resulting in the recognition of a write-down of $1,909 thousand as impairment and write-off of non-current assets in the statement of profit or loss for the year 2021. The fair value of the land was determined using the sales comparison approach and ultimately the expected selling price as agreed in the purchase and sale agreement of the property. There was no change in the assets fair value estimate for the year ended December 31, 2022.